Combo

As filed with the Securities and Exchange Commission on November 7, 2008

Registration Nos. 033-56654 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 33	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment Number: 61	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  AdvantEdge and IQ3 flexible premium variable annuities

Integrity	AdvantEdge

PART A

The AdvantEdge Prospectus dated May 1, 2008, which was filed in Registrant’s Post-Effective Amendment No. 32 on April 23, 2008 (File No. 033-56654), is incorporated by reference into Part A of this Post-Effective Amendment No. 33.

The following amendment dated November 7, 2008 to the Prospectus dated May 1, 2008 is included in Part A of this Post-Effective Amendment.

Integrity	IQ3

PART A

The IQ3 The SmartAnnuity Prospectus dated May 1, 2008, which was filed in Registrant’s Post-Effective Amendment No. 32 on April 23, 2008 (File No. 033-56654), is incorporated by reference into Part A of this Post-Effective Amendment No. 33.

The following amendment dated November 7, 2008 to the Prospectus dated May 1, 2008 is included in Part A of this Post-Effective Amendment.

Amendment dated November 7, 2008 to Prospectus dated May 1, 2008 for

AdvantEdge Flexible Premium Variable Annuity

Issued by Integrity Life Insurance Company through its Separate Account I

This is an amendment to the prospectus identified above, which describes changes in the variable annuity contract currently being issued by Integrity Life Insurance Company.  Please retain this amendment to the prospectus for future reference.  All changes will be effective November 24, 2008.

The following New Variable Account Options will be added:

Rydex VT Alternative Strategies Allocation Fund

Rydex VT Managed Futures Strategy Fund

Part 1 - Fees and Expense Tables and Summary of the prospectus, the sections titled “Total Annual Portfolio Operating Expenses,” and “Examples” are amended as follows:

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%                     Maximum: 2.39%

Gross Portfolio annual expenses for each new Portfolio prior to any waivers and reimbursements (gross expenses) and after waivers and reimbursement (net expenses), as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Rydex VT Alternative Strategies Allocation Fund (1), (2)	0.00%	0.00%	0.01%	1.75%	1.76%	1.76%
Rydex VT Managed Futures Strategy Fund (1), (3), (4), (5)	1.13%	0.00%	1.26%	N/A	2.39%	2.16%

(1) Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)  As a shareholder in certain funds (the “Acquired Funds”), the fund will bear its proportionate share of the fees and expenses of the Acquired Funds.  “Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are based upon (i) the approximate allocation of the fund’s assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year.  “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the fund’s assets, and may be higher or lower than those shown.

(3) The fund may invest in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”).  The Subsidiary has entered into a separate advisory agreement with the fund’s advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor a management fee at the same rate that the fund pays the advisor for services provided to the fund.  “Management Fees” reflect an estimate of the gross management fees to be paid to the advisor by the fund and the Subsidiary during the fund’s current fiscal year.

(4) “Other Expenses” include index licensing fees, transfer agent fees, custodial fees, and accounting and legal expenses that the fund and the Subsidiary pay, as indicated.

(5) The Subsidiary has entered into a separate advisory agreement with the fund’s advisor for the management of the Subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by the Subsidiary.  This undertaking will continue in effect for so long as the fund invests in the Subsidiary, and may not be terminated by the advisor unless the advisor first obtains the prior approval of the fund’s Board of Trustees for such termination.

1

The entire section titled “Examples” is replaced with the following:

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs at the end of the applicable period would be:

If you surrender your contract:

1 year	3 years	5 years	10 years
$1,353	$2,463	$3,276	$6,560

If you keep your contract in force or select an Annuity Benefit with a life contingency:

1 year	3 years	5 years	10 years
$653	$1,963	$3,276	$6,560

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs at the end of the applicable period would be:

If you surrender your contract:

1 year	3 years	5 years	10 years
$1,165	$1,899	$2,339	$4,716

If you keep your contract in force or select an Annuity Benefit with a life contingency:

1 year	3 years	5 years	10 years
$465	$1,399	$2,339	$4,716

Part 3 – Your Investment Options of the prospectus, section titled “The Variable Account Options,” subsection titled Rydex Variable Trust, is amended by the addition of the following:

Rydex VT Alternative Strategies Allocation Fund

The Rydex Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

2

Rydex VT Managed Futures Strategy Fund

The Rydex Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

Part 4 – Deductions and Charges of the prospectus, section titled “Hardship Waiver,” is amended to indicate that the Hardship Waiver in Pennsylvania now includes unemployment.

Part 6 – Optional Benefits of the prospectus, section titled “Guaranteed Lifetime Income Advantage,” subsection titled GLIA Investment Strategies is amended as follows:

GLIA Investment Strategy 3 is renamed GLIA Investment Strategy 4, and the following funds are hereby added to the Maximum Allocation 10% Column under “Alternative:”

Rydex VT Alternative Strategies Allocation Fund

Rydex VT Managed Futures Strategy Fund

A new GLIA Investment Strategy 3 is hereby added:

GLIA Investment Strategy 3 – You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio	Rydex VT Alternative Strategies Allocation Fund
90%	10%

In the subsection titled Transfer and Allocation Restrictions, the following additional restriction applies to the new GLIA Investment Strategy 3:

•                  You cannot transfers among the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Part 10 – Prior Contracts and State Variations of your prospectus is amended as follows:

GrandMaster flex3 is no longer available; the AdvantEdge is now available in Pennsylvania and Nevada.

3

Amendment dated November 7, 2008 to Prospectus dated May 1, 2008 for

IQ3 Flexible Premium Variable Annuity

Issued by Integrity Life Insurance Company through its Separate Account I

This is an amendment to the prospectus identified above, which describes changes in the variable annuity contract currently being issued by Integrity Life Insurance Company.  Please retain this amendment to the prospectus for future reference.  All changes will be effective November 24, 2008.

The following New Variable Account Options will be added:

Rydex VT Alternative Strategies Allocation Fund

Rydex VT Managed Futures Strategy Fund

Part 1 - Fees and Expense Tables and Summary of the prospectus, the sections titled “Total Annual Portfolio Operating Expenses,” and “Examples” are amended as follows:

The range of expenses prior to reimbursements and fee waivers that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%                     Maximum: 2.39%

Gross Portfolio annual expenses for each new Portfolio prior to any waivers and reimbursements (gross expenses) and after waivers and reimbursement (net expenses), as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Rydex VT Alternative Strategies Allocation Fund (1), (2)	0.00%	0.00%	0.01%	1.75%	1.76%	1.76%
Rydex VT Managed Futures Strategy Fund (1), (3), (4), (5)	1.13%	0.00%	1.26%	N/A	2.39%	2.16%

(1) Because the fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)  As a shareholder in certain funds (the “Acquired Funds”), the fund will bear its proportionate share of the fees and expenses of the Acquired Funds.  “Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are based upon (i) the approximate allocation of the fund’s assets among the Acquired Funds and the (ii) net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year.  “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the fund’s assets, and may be higher or lower than those shown.

(3) The fund may invest in a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”).  The Subsidiary has entered into a separate advisory agreement with the fund’s advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor a management fee at the same rate that the fund pays the advisor for services provided to the fund.  “Management Fees” reflect an estimate of the gross management fees to be paid to the advisor by the fund and the Subsidiary during the fund’s current fiscal year.

(4) “Other Expenses” include index licensing fees, transfer agent fees, custodial fees, and accounting and legal expenses that the fund and the Subsidiary pay, as indicated.

(5) The Subsidiary has entered into a separate advisory agreement with the fund’s advisor for the management of the Subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by the Subsidiary.  This undertaking will continue in effect for so long as the fund invests in the Subsidiary, and may not be terminated by the advisor unless the advisor first obtains the prior approval of the fund’s Board of Trustees for such termination.

1

The entire section titled “Examples” is replaced with the following:

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs at the end of the applicable period would be:

If you surrender your contract, keep your contract in force or select an Annuity Benefit with a life contingency:

1 year	3 years	5 years	10 years
$430	$1,297	$2,176	$4,426

Part 3 – Your Investment Options of the prospectus, section titled “The Variable Account Options,” subsection titled Rydex Variable Trust, is amended by the addition of the following:

Rydex VT Alternative Strategies Allocation Fund

The Rydex Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

Rydex VT Managed Futures Strategy Fund

The Rydex Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The Managed Futures Strategy Fund will invest substantially all of its net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

2

Integrity	Combo

PART B

The Statement of Additional Information for Separate Account I of Integrity Life Insurance Company dated May 1, 2008, which was filed in Registrant’s Post-Effective Amendment No. 32 on April 23, 2008  (File No. 033-56654), is incorporated by reference into Part B of this Post-Effective Amendment No. 33.

INT Sep Acct I	November 2008

PART C - Other Information

Item 24.       Financial Statements and Exhibits

(a)   Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the Year Ended December 31, 2007

Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2006

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.     Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876) filed on November 7, 2008.

2.     Not applicable.

3.

a.   Form of Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.   Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

4.

a.   Form of variable annuity contract.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.   Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

c.   Form of Guaranteed Minimum Withdrawal Benefit and Schedule Page.  Incorporated by reference to

Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

d.   Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

e.   Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

5.     Form of application.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

6.

a.     Certificate of Incorporation of Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.     By-Laws of Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

7.     Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference from Registrant’s Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1996.

8.

a.     Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

b.     Form of Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

c.     Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

d.     Form of Rule 22C-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

e.     Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

f.      Form of Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

g.     Form of Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

h.     Form of Participation Agreement between JPM Series Trust II and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to registration statement on Form N-4 (File No. 033-51268) filed on April 28, 1999.

i.      Form of Rule 22C-2 Agreement between JPM Series Trust II and Integrity dated April 17, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

j.      Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

k.     Form of Selling Agreement between Allianz Global Investors Distributors LLC and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

l.      Form of Services Agreement between Pacific Investment Management Company LLC and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

m.    Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

n.     Form of Services Agreement between Rydex Distributors, Inc. and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

o.     Form of Administrative Services Agreement between PADCO Advisors II and Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

p.     Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654) filed October 15, 2001.

q.     Form of 22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

r.      Form of Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

s.     Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated October 2, 1997.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

t.      Form of 22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

u.     Form of Participation Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley  & Co., Inc., Morgan Stanley Investment Management, Incorporated and Integrity, dated January 2, 2003. Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

v.     Form of 22c-2 Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley  & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

w.    Form of Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

x.     Form of Administrative Services Agreement between Morgan Stanley Investment Management Inc. and Integrity dated May 1, 2008.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

y.     Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

z.     Form of 22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876) filed on April 23, 2008.

9.     Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.   Consent of Independent Registered Public Accounting Firm.  Previously filed with Registrant’s Post-Effective Amendment No. 14 to Form N-4 to registration statement on Form N-4 (File No. 333-44876) filed on April 23, 2008 and hereby incorporated by reference.

11.   Not applicable.

12.   Not applicable.

13.   Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC).  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

14.   Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

Item 25.       Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and CEO
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Floyd D. Buchannan	Vice President
Maureen M. Firestone	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Comptroller
Phillip E. King	Vice President
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Gerald Rusnak	Vice President
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patty J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Andrew P. Shull	Assistant Vice President
John A. Tak	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Marvin J. Cox, Jr.	Manager, New Business
David L. DiMartino	Managing Actuary
Michael W. Collier	Manager, Financial Services
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Feige(1)	Manager, Licensing

Cynthia A. Lyons	Manager, Annuity Operations

*            The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1)     Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2)     Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3)     Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

Item 26.       Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	securities broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachusetts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
Columbus Hotel Partners	Ohio	General Partnership	74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI	owns/operates real estate
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned	owns/operates real estate

Affiliate	State	Entity	Ownership	Type of Business
by WSLR Columbus LLC, 1% owned by ERI
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for private equity funds
Fort Washington Fixed Income Alpha LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	private fixed income fund.
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-B, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS	general insurance agency

Affiliate	State	Entity	Ownership	Type of Business
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	marketing of financial products for distribution
IFS Fund Distributors, Inc.	Delaware	Corporation	100% owned by IFS	registered broker dealer
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	ownership of real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Seasons Health Care LP	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity

Affiliate	State	Entity	Ownership	Type of Business
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooks Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Todd Investment Advisors, Inc.	Kentucky	Corporation	100% owned by FWIA	registered investment adviser
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of real estate

Affiliate	State	Entity	Ownership	Type of Business
entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc.	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Corporation	Mutual	Insurance holding company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
West-Whi Columbus NW Partners	Ohio	General Partnership	74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI	owns/operates real estate
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Columbus Homewood GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Columbus Northwest GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	ownership of real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	ownership of real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate

Affiliate	State	Entity	Ownership	Type of Business
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate

Item 27.     Number of Contract Owners

As of September 30, 2008, there were 7,296 contract owners of Separate Account I of Integrity, including qualified and non-qualified contracts.

Item 28.     Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)       The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)      The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)    Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)    Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)       To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)      Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)    By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)    If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)    By the Shareholders; or

(4)    By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)       (1)    Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)      Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)     Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)    Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)       The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the  heirs, executors, and administrators of such a person.

(g)      The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

(a)     Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account II and VUL of Integrity Life Insurance Company, Separate Accounts I and II of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Gene L. Needles, Jr.	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*    The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                                                  Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)   to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)   to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)   to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)   to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

INT Sep Acct I	November 2008

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 5th day of November, 2008.

SEPARATE ACCOUNT I OF

INTEGRITY LIFE INSURANCE COMPANY

(Registrant)

By:  Integrity Life Insurance Company

(Depositor)

By:	/s/ Jill T. McGruder

Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder

Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

By:	/s/ John F. Barrett

John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 5th day of November 2008.

INTEGRITY LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder

Jill T. McGruder, President and CEO
November 5, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler

Bradley J. Hunkler, Vice President and Comptroller
November 5, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler

Bradley J. Hunkler, Vice President and Comptroller
November 5, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker

John F. Barrett	Robert L. Walker
November 5, 2008	November 5, 2008

/s/ Edward J. Babbitt	/s/ William J. Williams

Edward J. Babbitt	William J. Williams
November 5, 2008	November 5, 2008

/s/ Jill T. McGruder	/s/ Donald J. Wuebbling

Jill T. McGruder	Donald J. Wuebbling
November 5, 2008	November 5, 2008

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 5th day of November 2008.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

(Guarantor)

	By:	/s/ John F. Barrett

John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:		/s/ John F. Barrett

John F. Barrett, Chairman, President and CEO
November 5, 2008

PRINCIPAL FINANCIAL OFFICER:		/s/ Robert L. Walker

Robert L. Walker, Senior Vice President and Chief Financial Officer
November 5, 2008

PRINCIPAL ACCOUNTING OFFICER:		/s/ Robert L. Walker

Robert L. Walker, Senior Vice President and Chief Financial Officer
November 5, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III

John F. Barrett	George H. Walker, III
November 5, 2008	November 5, 2008

/s/ James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams

James N. Clark	Thomas L. Williams
November 5, 2008	November 5, 2008

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ Edward S. Heenan, attorney-in-fact for William J. Williams

Jo Ann Davidson	William J. Williams
November 5, 2008	November 5, 2008

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss

Eugene P. Ruehlmann	Donald A. Bliss
November 5, 2008	November 5, 2008